CURRENT AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2017
Major components of tax expense (income) [abstract]
CURRENT AND DEFERRED TAXES

NOTE 18 - CURRENT AND DEFERRED TAXES

In the period ended December 31, 2017, the income tax provision was calculated for such period, applying the rate of 25.5% for the business year 2017, in accordance with the Law No. 20,780 published in the Official Journal of the Republic of Chile on September 29, 2014.

Among the main changes is the progressive increase of the First Category Tax which will reach 27% in 2018 if the "Partially Integrated Taxation System" is chosen. Alternatively, if the Company chooses the "Attributed Income Taxation System" the top rate would reach 25% in 2017.

As LATAM Airlines Group S.A. is a public company, by default it must choose the "Partially Integrated Taxation System", unless a future Extraordinary Meeting of Shareholders of the Company agrees, by a minimum of 2/3 of the votes, to choose the "Attributed Income Taxation System". This decision was taken in the last quarter of 2016.

On February 8, 2016, an amendment to the abovementioned Law was issued (as Law 20,899) stating, as its main amendments, that Companies such Latam Airlines Group S.A. had to mandatorily choose the "Partially Integrated Taxation System" and could not elect to use the other system.

The Partially Integrated Taxation System is based on the taxation by the perception of profits and the Attributed Income Taxation System is based on the taxation by the accrual of profits.

Assets and deferred tax liabilities are offset if there is a legal right to offset the assets and liabilities always correspond to the same entity and tax authority.

(a)	Current taxes

(a.1)       The composition of the current tax assets is the following:

	Current assets		Non-current assets		Total assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Provisional monthly
payments (advances)	65,257	43,821	-	-	65,257	43,821
Other recoverable credits	12,730	21,556	17,532	20,272	30,262	41,828
Total assets by current tax	77,987	65,377	17,532	20,272	95,519	85,649

(a.2)       The composition of the current tax liabilities are as follows:

	Current liabilities		Non-current liabilities		Total liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Income tax provision	3,511	9,632	-	-	3,511	9,632
Additional tax provision	-	4,654	-	-	-	4,654
Total liabilities by current tax	3,511	14,286	-	-	3,511	14,286

(b)       Deferred taxes

The balances of deferred tax are the following:

	Assets		Liabilities
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Concept	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$

Depreciation	210,855	11,735	1,401,277	1,387,760
Leased assets	(103,201)	(35,922)	275,142	203,836
Amortization	(484)	(15,820)	54,335	61,660
Provisions	(9,771)	222,253	690	(59,096)
Revaluation of financial instruments	(734)	-	(4,484)	(3,223)
Tax losses	290,973	202,536	(1,188,586)	(1,126,200)
Intangibles	-	-	406,536	430,705
Others	(23,617)	(202)	4,787	20,317
Total	364,021	384,580	949,697	915,759

The balance of deferred tax assets and liabilities are composed primarily of temporary differences to be reversed in the long term.

Movements of Deferred tax assets and liabilities

(a)	From January 1 to December 31, 2015

	Opening	Recognized in	Recognized in	Exchange		Ending
	balance	consolidated	comprehensive	rate		balance
	Assets/(liabilities)	income	income	variation	Others	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(871,640)	(267,891)	-	8,540	-	(1,130,991)
Leased assets	(185,775)	(73,330)	-	7,803	-	(251,302)
Amortization	(160,100)	84,330	-	4,606	-	(71,164)
Provisions	351,077	150,362	3,911	(126,813)	-	378,537
Revaluation of financial instruments	12,806	19,760	(21,103)	(3,179)	-	8,284
Tax losses (*)	722,749	320,397	-	(33,364)	-	1,009,782
Intangibles	(523,275)	(8,362)	-	167,323	-	(364,314)
Others	9,587	45,638	-	(62,182)	(6,845)	(13,802)

Total	(644,571)	270,904	(17,192)	(37,266)	(6,845)	(434,970)

(b)	From January 1 to December 31, 2016

	Opening	Recognized in	Recognized in	Exchange		Ending
	balance	consolidated	comprehensive	rate		balance
	Assets/(liabilities)	income	income	variation	Others	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(1,130,991)	(241,435)	-	(3,599)	-	(1,376,025)
Leased assets	(251,302)	14,833	-	(3,289)	-	(239,758)
Amortization	(71,164)	(4,375)	-	(1,941)	-	(77,480)
Provisions	378,537	(149,969)	921	53,448	(1,568)	281,369
Revaluation of financial instruments	8,284	28,294	(34,695)	1,340	-	3,223
Tax losses (*)	1,009,782	304,892	-	14,062	-	1,328,736
Intangibles	(364,314)	4,131	-	(70,522)	-	(430,705)
Others	(13,802)	(30,185)	-	22,234	1,214	(20,539)

Total	(434,970)	(73,814)	(33,774)	11,733	(354)	(531,179)

(c)	From January 1 to December 31, 2017

	Opening	Recognized in	Recognized in	Exchange	Ending
	balance	consolidated	comprehensive	rate	balance
	Assets/(liabilities)	income	income	variation	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(1,376,025)	185,282	-	322	(1,190,421)
Leased assets	(239,758)	(138,879)	-	294	(378,343)
Amortization	(77,480)	22,486	-	174	(54,820)
Provisions	281,369	(286,267)	(785)	(4,778)	(10,461)
Revaluation of financial instruments	3,223	2,417	(1,770)	(120)	3,750
Tax losses (*)	1,328,736	152,081	-	(1,257)	1,479,560
Intangibles	(430,705)	24,436	-	(267)	(406,536)
Others	(20,539)	(7,547)	-	(319)	(28,405)

Total	(531,179)	(45,991)	(2,555)	(5,951)	(585,676)

Deferred tax assets not recognized:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Tax losses	81,155	115,801
Total Deferred tax assets not recognized	81,155	115,801

Deferred tax assets on tax loss, are recognized to the extent that it is likely probable the realization of future tax benefit By the above at December 31, 2017, the Company has not recognized deferred tax assets of ThUS$ 81,155 (ThUS$ 115,801 at December 31, 2016) according with a loss of ThUS$ 247,920 (ThUS$ 340,591 at December 31, 2016).

Deferred tax expense and current income taxes:

	For the period ended
	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$
Current tax expense
Current tax expense	127,024	87,307	92,916
Adjustment to previous period’s current tax	489	2,083	(395)
Total current tax expense, net	127,513	89,390	92,521

Deferred tax expense
Deferred expense for taxes related to the creation and reversal of temporary differences	45,991	73,814	(270,904)
Reduction (increase) in value of deferred tax assets during the evaluation of its usefulness	-	-	-
Total deferred tax expense, net	45,991	73,814	(270,904)
Income tax expense	173,504	163,204	(178,383)

Composition of income tax expense (income):

	For the period ended
	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Current tax expense, net, foreign	100,657	80,600	89,460
Current tax expense, net, Chile	26,856	8,790	3,061
Total current tax expense, net	127,513	89,390	92,521

Deferred tax expense, net, foreign	21,846	119,175	(280,445)
Deferred tax expense, net, Chile	24,145	(45,361)	9,541
Deferred tax expense, net, total	45,991	73,814	(270,904)
Income tax expense	173,504	163,204	(178,383)

Profit before tax by the legal tax rate in Chile (25.5% and 24.0% at December 31, 2017 and 2016, respectively)

	For the period ended			For the period ended
	December 31,			December 31,
	2017	2016	2015	2017	2016	2015
	ThUS$	ThUS$	ThUS$	%	%	%

Tax expense using the legal rate (*)	95,425	65,449	(89,472)	25.50	24.00	22.50
Tax effect by change in tax rate (*)	897	-	-	0.24	-	-
Tax effect of rates in other jurisdictions	42,326	16,333	(21,803)	11.31	5.99	5.48
Tax effect of non-taxable operating revenues	(44,593)	(62,419)	(106,381)	(11.92)	(22.89)	26.75
Tax effect of disallowable expenses	35,481	132,469	38,677	9.48	48.58	(9.73)
Tax effect of the use of tax losses not previously recognized	211	-	-	0.06	-	-
Other increases (decreases) in legal tax charge	43,757	11,372	596	11.69	4.17	(0.15)
Total adjustments to tax expense using the legal rate	78,079	97,755	(88,911)	20.86	35.85	22.35
Tax expense using the effective rate	173,504	163,204	(178,383)	46.36	59.85	44.85

(*) On September 29, 2014, Law No. 20,780 "Amendment to the system of income taxation and introduces various adjustments in the tax system." was published in the Official Journal of the Republic of Chile. Within major tax reforms that this law contains, the First- Category Tax rate is gradually modified from 2014 to 2018 and should be declared and paid in tax year 2015.

Thus, at December 31, 2017 the Company presents the reconciliation of income tax expense and legal tax rate considering the rate increase.

Deferred taxes related to items charged to net equity:

	For the period ended
	December 31,
	2017	2016
	ThUS$	ThUS$

Aggregate deferred taxation of components of other comprehensive income	(2,555)	(33,774)
Aggregate deferred taxation related to items charged to net equity	-	(807)